OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses	$ 5,137	$ 2,365
Other receivables	2,713	2,457
Other receivables and prepaid expenses	$ 7,850	$ 4,822